Schedule of Investments (unaudited)
January 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Aerospace & Defense — 0.9%
Rocket Lab USA Inc., 4.25%, 02/01/29(a)	$3,700	$21,145,729
Virgin Galactic Holdings Inc., 2.50%, 02/01/27(a)	4,863	2,108,457
		23,254,186
Airlines — 1.4%
American Airlines Group Inc., 6.50%, 07/01/25	10,579	12,045,816
JetBlue Airways Corp.
0.50%, 04/01/26	3,106	2,903,594
2.50%, 09/01/29(a)	4,875	6,219,101
Southwest Airlines Co., 1.25%, 05/01/25	16,760	16,773,852
		37,942,363
Auto Manufacturers — 3.6%
Fisker Inc., 2.50%, 09/15/26(a)(b)(c)	9,875	32,355
Ford Motor Co., 0.00% 03/15/26(d)	23,890	23,284,705
Li Auto Inc., 0.25%, 05/01/28	8,875	9,979,346
Lucid Group Inc., 1.25%, 12/15/26(a)	20,525	16,646,024
NIO Inc.
0.50%, 02/01/27	4,675	4,655,744
3.88%, 10/15/29	5,950	4,337,923
4.63%, 10/15/30	6,325	4,464,677
Rivian Automotive Inc.
3.63%, 10/15/30	17,775	15,855,715
4.63%, 03/15/29	15,450	15,411,506
		94,667,995
Biotechnology — 4.8%
Alnylam Pharmaceuticals Inc., 1.00%, 09/15/27	10,700	12,322,848
ANI Pharmaceuticals Inc., 2.25%, 09/01/29(a)	3,725	3,872,181
BioMarin Pharmaceutical Inc., 1.25%, 05/15/27	6,553	6,133,835
Bridgebio Pharma Inc.
2.25%, 02/01/29	7,525	6,688,127
2.50%, 03/15/27	5,395	6,133,125
Cytokinetics Inc., 3.50%, 07/01/27	4,875	6,013,135
Guardant Health Inc., 0.00% 11/15/27(d)	11,965	10,572,002
Halozyme Therapeutics Inc.
0.25%, 03/01/27	8,260	8,301,058
1.00%, 08/15/28	7,675	9,115,695
Immunocore Holdings PLC, 2.50%, 02/01/30(a)	3,925	3,361,128
Innoviva Inc., 2.13%, 03/15/28	2,250	2,174,325
Insmed Inc., 0.75%, 06/01/28	5,949	14,206,868
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(d)	6,642	6,454,284
1.75%, 06/15/28	5,900	5,707,399
Livongo Health Inc., 0.88%, 06/01/25	5,100	5,011,367
NeoGenomics Inc., 0.25%, 01/15/28	3,279	2,742,996
PTC Therapeutics Inc., 1.50%, 09/15/26	2,825	3,173,343
Sarepta Therapeutics Inc., 1.25%, 09/15/27	11,825	12,680,878
Travere Therapeutics Inc., 2.25%, 03/01/29	3,625	3,687,233
		128,351,827
Coal — 0.1%
Peabody Energy Corp., 3.25%, 03/01/28	3,425	3,999,522
Commercial Services — 3.2%
Affirm Holdings Inc., 0.75%, 12/15/29(a)	9,045	8,892,593
Alarm.com Holdings Inc.
0.00%, 01/15/26(d)	4,616	4,390,726
2.25%, 06/01/29(a)	5,275	5,229,573
Block Inc.
0.00%, 05/01/26(d)	5,725	5,384,060
0.25%, 11/01/27	5,929	5,178,120
Euronet Worldwide Inc., 0.75%, 03/15/49	4,877	4,849,414
Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc., 1.50%, 03/01/31(a)	$20,678	$20,252,147
Repay Holdings Corp., 2.88%, 07/15/29(a)	2,450	2,286,875
Shift4 Payments Inc.
0.00%, 12/15/25(d)	7,310	11,118,598
0.50%, 08/01/27	6,400	7,507,076
Stride Inc., 1.13%, 09/01/27	4,133	10,675,737
		85,764,919
Computers — 5.0%
Lumentum Holdings Inc.
0.50%, 12/15/26	11,121	12,491,435
0.50%, 06/15/28	8,700	8,571,504
1.50%, 12/15/29	6,245	8,845,785
PAR Technology Corp., 1.50%, 10/15/27	2,246	2,615,476
Parsons Corp., 2.63%, 03/01/29(a)	8,100	8,756,730
Rapid7 Inc.
0.25%, 03/15/27	5,680	5,245,561
1.25%, 03/15/29	2,850	2,650,145
Seagate HDD Cayman, 3.50%, 06/01/28	15,475	20,008,385
Super Micro Computer Inc., 0.00% 03/01/29(a)(d)	17,878	15,772,290
Varonis Systems Inc.
1.00%, 09/15/29(a)	4,975	4,752,739
1.25%, 08/15/25	2,658	3,973,390
Western Digital Corp., 3.00%, 11/15/28	16,540	23,242,637
Zscaler Inc., 0.13%, 07/01/25	11,907	16,286,963
		133,213,040
Cosmetics & Personal Care — 0.2%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	5,396	4,589,845
Diversified Financial Services — 2.6%
Coinbase Global Inc.
0.25%, 04/01/30(a)	13,050	15,289,943
0.50%, 06/01/26	13,000	14,448,275
SoFi Technologies Inc.
0.00%, 10/15/26(a)(d)	4,543	4,843,775
1.25%, 03/15/29(a)	8,975	16,271,041
Upstart Holdings Inc.
0.25%, 08/15/26	2,950	2,711,647
1.00%, 11/15/30(a)	5,186	5,162,178
2.00%, 10/01/29(a)	4,525	7,312,138
WisdomTree Inc., 3.25%, 08/15/29(a)	3,000	3,156,389
		69,195,386
Electric — 7.2%
Alliant Energy Corp., 3.88%, 03/15/26	6,150	6,336,711
CenterPoint Energy Inc., 4.25%, 08/15/26	9,600	9,897,261
CMS Energy Corp., 3.38%, 05/01/28	8,225	8,503,393
Duke Energy Corp., 4.13%, 04/15/26	17,931	18,608,661
Evergy, Inc., 4.50%, 12/15/27	13,689	15,196,025
FirstEnergy Corp., 4.00%, 05/01/26	15,478	15,573,451
NextEra Energy Capital Holdings Inc., 3.00%, 03/01/27(a)	10,604	12,237,524
Ormat Technologies Inc., 2.50%, 07/15/27	4,025	3,926,250
PG&E Corp., 4.25%, 12/01/27	21,444	21,830,476
Pinnacle West Capital Corp., 4.75%, 06/15/27(a)	5,550	5,884,206
PPL Capital Funding Inc., 2.88%, 03/15/28	10,212	10,844,637
Southern Co. (The)
3.88%, 12/15/25	17,900	18,893,289
4.50%, 06/15/27(a)	15,475	16,268,474
TXNM Energy Inc., 5.75%, 06/01/54(a)	5,400	6,184,230

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
WEC Energy Group Inc.
4.38%, 06/01/27(a)	$9,100	$9,932,139
4.38%, 06/01/29(a)	8,550	9,466,397
		189,583,124
Electronics — 1.2%
Advanced Energy Industries Inc., 2.50%, 09/15/28	5,800	6,372,862
Itron Inc.
0.00%, 03/15/26(d)	4,850	5,017,721
1.38%, 07/15/30(a)	8,450	8,824,437
OSI Systems Inc., 2.25%, 08/01/29(a)	3,725	4,463,047
Vishay Intertechnology Inc., 2.25%, 09/15/30	8,025	7,251,293
		31,929,360
Energy - Alternate Sources — 1.6%
Array Technologies Inc., 1.00%, 12/01/28	3,876	3,018,344
Enphase Energy Inc.
0.00%, 03/01/26(d)	6,468	6,094,208
0.00%, 03/01/28(d)	5,944	4,891,354
Fluence Energy Inc., 2.25%, 06/15/30(a)	4,000	3,759,458
NextEra Energy Partners LP
0.00%, 11/15/25(a)(d)	5,745	5,458,220
2.50%, 06/15/26(a)	4,850	4,595,996
SolarEdge Technologies Inc.
0.00%, 09/15/25(d)	2,985	2,824,040
2.25%, 07/01/29(a)	3,300	2,386,463
Stem Inc., 0.50%, 12/01/28(a)	2,503	668,062
Sunnova Energy International Inc.
0.25%, 12/01/26	6,125	3,246,047
2.63%, 02/15/28	6,300	1,821,946
Sunrun Inc., 4.00%, 03/01/30(a)	4,667	4,074,049
		42,838,187
Engineering & Construction — 0.7%
Fluor Corp., 1.13%, 08/15/29	5,645	7,016,338
Granite Construction Inc.
3.25%, 06/15/30(a)	4,000	5,273,613
3.75%, 05/15/28	3,560	7,007,496
		19,297,447
Entertainment — 2.5%
Cinemark Holdings Inc., 4.50%, 08/15/25	4,615	9,258,146
DraftKings Holdings Inc., 0.00% 03/15/28(d)	13,000	11,224,428
Live Nation Entertainment Inc.
2.88%, 01/15/30(a)	10,978	11,431,027
3.13%, 01/15/29	10,015	14,835,404
Marriott Vacations Worldwide Corp.
0.00%, 01/15/26(d)	5,580	5,329,188
3.25%, 12/15/27	5,950	5,580,066
Penn Entertainment Inc., 2.75%, 05/15/26	3,539	3,939,437
Vail Resorts Inc., 0.00% 01/01/26(d)	5,317	5,086,930
		66,684,626
Environmental Control — 0.3%
Tetra Tech Inc., 2.25%, 08/15/28	6,114	6,880,155
Food — 0.5%
Beyond Meat Inc., 0.00% 03/15/27(d)	9,075	1,451,203
Chefs' Warehouse Inc. (The), 2.38%, 12/15/28	2,650	3,623,571
Post Holdings Inc., 2.50%, 08/15/27	6,175	6,931,690
		12,006,464
Gas — 0.3%
UGI Corp., 5.00%, 06/01/28(a)	6,700	8,100,179
Security	Par (000)	Value
Health Care - Products — 4.8%
Alphatec Holdings Inc., 0.75%, 08/01/26	$2,908	$2,960,379
CONMED Corp., 2.25%, 06/15/27	7,898	7,458,825
Enovis Corp., 3.88%, 10/15/28	4,319	4,757,465
Envista Holdings Corp., 1.75%, 08/15/28	5,000	4,532,766
Exact Sciences Corp.
0.38%, 03/15/27	5,855	5,490,246
0.38%, 03/01/28	5,160	4,608,729
1.75%, 04/15/31(a)	6,150	5,761,756
2.00%, 03/01/30(a)	6,850	7,041,859
Haemonetics Corp.
0.00%, 03/01/26(d)	3,229	3,062,165
2.50%, 06/01/29(a)	7,125	6,867,572
Insulet Corp., 0.38%, 09/01/26	8,190	10,851,924
Integer Holdings Corp., 2.13%, 02/15/28	4,700	7,989,249
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	5,368	5,224,357
iRhythm Technologies Inc., 1.50%, 09/01/29(a)	6,425	6,770,587
Lantheus Holdings Inc., 2.63%, 12/15/27	6,100	8,307,987
LivaNova USA Inc., 2.50%, 03/15/29(a)	3,755	3,855,767
Merit Medical Systems Inc., 3.00%, 02/01/29(a)	7,700	10,682,879
Novocure Ltd., 0.00% 11/01/25(d)	5,285	5,073,600
Repligen Corp., 1.00%, 12/15/28	5,896	6,415,791
Tandem Diabetes Care Inc., Series 2024, 1.50%, 03/15/29(a)	3,150	4,135,499
TransMedics Group Inc., 1.50%, 06/01/28	4,950	5,272,110
		127,121,512
Health Care - Services — 0.4%
Brookdale Senior Living Inc., 3.50%, 10/15/29(a)	750	643,154
Teladoc Health Inc., 1.25%, 06/01/27	10,090	8,976,154
		9,619,308
Holding Companies - Diversified — 2.4%
Bitdeer Technologies Group, 5.25%, 12/01/29(a)	3,850	5,492,745
Cleanspark Inc., 0.00% 06/15/30(a)(d)	6,000	5,642,863
Core Scientific Inc.
0.00%, 06/15/31(a)(d)	6,000	5,723,288
3.00%, 09/01/29(a)	4,800	6,675,757
IREN Ltd., 3.25%, 06/15/30(a)	4,500	4,260,298
MARA Holdings Inc.
0.00%, 03/01/30(a)(d)	10,200	9,555,692
0.00%, 06/01/31(a)(d)	9,150	7,822,663
2.13%, 09/01/31(a)	3,350	3,903,415
New Mountain Finance Corp., 7.50%, 10/15/25	2,100	2,124,326
Riot Platforms Inc., 0.75%, 01/15/30(a)	6,000	6,227,716
Terawulf Inc., 2.75%, 02/01/30(a)	5,375	4,852,935
		62,281,698
Home Builders — 0.5%
LCI Industries, 1.13%, 05/15/26	4,175	4,128,872
Meritage Homes Corp., 1.75%, 05/15/28(a)	6,250	6,268,029
Winnebago Industries Inc., 3.25%, 01/15/30(a)	3,225	2,975,351
		13,372,252
Household Products & Wares — 0.1%
Spectrum Brands Inc., 3.38%, 06/01/29(a)	3,896	3,813,933
Internet — 15.5%
Airbnb Inc., 0.00% 03/15/26(d)	20,465	19,349,735
Alibaba Group Holding Ltd., 0.50%, 06/01/31(a)	51,325	60,054,656
Booking Holdings Inc., 0.75%, 05/01/25	7,981	20,119,700
Etsy Inc.
0.13%, 10/01/26	6,761	6,616,132
0.13%, 09/01/27	6,348	5,523,490

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
0.25%, 06/15/28	$10,200	$8,455,800
Expedia Group Inc., 0.00% 02/15/26(d)	10,445	10,246,236
Farfetch Ltd., 3.75%, 05/01/27	2,275	28,680
Fiverr International Ltd., 0.00% 11/01/25(d)	4,289	4,104,882
JD.com Inc., 0.25%, 06/01/29(a)	20,825	23,877,383
Lyft Inc.
0.63%, 03/01/29(a)	5,350	5,329,324
1.50%, 05/15/25	3,000	2,966,608
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	5,525	5,213,832
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	5,885	5,141,089
Okta Inc.
0.13%, 09/01/25	5,820	5,648,813
0.38%, 06/15/26	3,577	3,351,915
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	3,275	2,869,890
Palo Alto Networks Inc., 0.38%, 06/01/25	5,588	20,731,325
PDD Holdings Inc., 0.00% 12/01/25(d)	7,500	7,313,653
Q2 Holdings Inc., 0.75%, 06/01/26	2,830	3,388,608
RealReal Inc. (The), 1.00%, 03/01/28	2,154	1,622,190
Sea Ltd.
0.25%, 09/15/26	14,975	13,774,756
2.38%, 12/01/25	12,394	17,364,377
Shopify Inc., 0.13%, 11/01/25	8,587	9,022,071
Snap Inc.
0.00%, 05/01/27(d)	11,800	10,376,691
0.13%, 03/01/28	14,975	12,469,100
0.50%, 05/01/30(a)	7,414	6,501,008
Spotify USA Inc., 0.00% 03/15/26(d)	15,498	18,396,804
Trip.com Group Ltd., 0.75%, 06/15/29(a)	15,675	19,782,293
TripAdvisor Inc., 0.25%, 04/01/26	3,100	2,923,179
Uber Technologies Inc.
0.00%, 12/15/25(d)	12,130	12,636,791
Series 2028, 0.88%, 12/01/28	16,950	19,713,973
Upwork Inc., 0.25%, 08/15/26	3,366	3,118,500
Wayfair Inc.
1.00%, 08/15/26	8,365	7,812,561
3.25%, 09/15/27	7,150	7,968,672
3.50%, 11/15/28	6,750	8,922,110
Weibo Corp., 1.38%, 12/01/30	3,075	3,421,627
Wix.com Ltd., 0.00% 08/15/25(d)	5,422	5,287,324
Ziff Davis Inc., 3.63%, 03/01/28(a)	2,210	2,146,647
Zillow Group Inc., 2.75%, 05/15/25	4,475	5,590,003
		409,182,428
Iron & Steel — 0.4%
U.S. Steel Corp., 5.00%, 11/01/26	3,482	9,640,410
Leisure Time — 3.0%
Carnival Corp., 5.75%, 12/01/27	11,625	25,560,276
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51(a)	2,825	2,792,947
NCL Corp. Ltd.
1.13%, 02/15/27	11,900	12,957,583
2.50%, 02/15/27	4,600	5,053,857
5.38%, 08/01/25	4,730	7,327,728
Peloton Interactive Inc., 5.50%, 12/01/29(a)	3,650	7,121,450
Royal Caribbean Cruises Ltd., 6.00%, 08/15/25	3,277	17,519,032
Topgolf Callaway Brands Corp., 2.75%, 05/01/26	2,523	2,462,802
		80,795,675
Lodging — 0.2%
H World Group Ltd., 3.00%, 05/01/26, (Put 05/01/24)	5,029	5,330,086
Security	Par (000)	Value
Machinery — 1.0%
Bloom Energy Corp.
3.00%, 06/01/28	$6,400	$9,421,272
3.00%, 06/01/29(a)	4,250	5,839,077
Middleby Corp. (The), 1.00%, 09/01/25	7,882	10,603,387
		25,863,736
Manufacturing — 0.9%
Axon Enterprise Inc., 0.50%, 12/15/27	7,183	20,540,947
John Bean Technologies Corp., 0.25%, 05/15/26	3,900	3,998,020
		24,538,967
Media — 2.5%
Cable One Inc.
0.00%, 03/15/26(d)	5,475	5,138,238
1.13%, 03/15/28	3,366	2,777,215
iQIYI Inc., 6.50%, 03/15/28	5,800	5,704,416
Liberty Broadband Corp.
3.13%, 03/31/53(a)	12,331	12,265,521
3.13%, 06/30/54(a)	6,650	7,370,334
Liberty Media Corp.
2.38%, 09/30/53(a)	11,775	17,356,289
3.75%, 03/15/28	5,819	6,195,558
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27	5,025	6,318,921
Sphere Entertainment Co., 3.50%, 12/01/28	2,575	3,904,014
		67,030,506
Metal Fabricate & Hardware — 0.1%
Xometry Inc., 1.00%, 02/01/27	2,500	2,526,398
Mining — 0.9%
B2Gold Corp., 2.75%, 02/01/30(a)	4,738	5,028,635
Centrus Energy Corp., 2.25%, 11/01/30(a)	4,475	4,884,204
Lithium Americas Argentina Corp., 1.75%, 01/15/27	2,615	2,031,651
MP Materials Corp., 3.00%, 03/01/30(a)	8,716	11,141,862
		23,086,352
Office & Business Equipment — 0.1%
Xerox Holdings Corp., 3.75%, 03/15/30(a)	4,650	3,495,519
Oil & Gas — 0.8%
CNX Resources Corp., 2.25%, 05/01/26	3,385	7,251,509
Kosmos Energy Ltd., 3.13%, 03/15/30(a)	4,350	3,699,060
Nabors Industries Inc., 1.75%, 06/15/29	2,350	1,685,226
Northern Oil & Gas Inc., 3.63%, 04/15/29	5,350	6,168,654
Transocean Inc., 4.63%, 09/30/29(a)	2,525	3,509,033
		22,313,482
Pharmaceuticals — 2.5%
Amphastar Pharmaceuticals Inc., 2.00%, 03/15/29	3,425	3,164,651
Ascendis Pharma A/S, 2.25%, 04/01/28	6,100	6,538,582
Dexcom Inc.
0.25%, 11/15/25	12,095	11,730,094
0.38%, 05/15/28	12,625	11,664,163
Herbalife Ltd., 4.25%, 06/15/28	2,225	1,607,048
Jazz Investments I Ltd.
2.00%, 06/15/26	10,175	10,404,417
3.13%, 09/15/30(a)	10,291	11,184,012
Mirum Pharmaceuticals Inc., 4.00%, 05/01/29	2,750	4,719,738
Pacira BioSciences Inc., 2.13%, 05/15/29(a)	2,500	2,488,172
Revance Therapeutics Inc., 1.75%, 02/15/27	2,821	2,774,850
		66,275,727
Real Estate — 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 0.25%, 06/15/26	3,675	3,293,069

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Redfin Corp., 0.50%, 04/01/27	$4,475	$3,441,536
		6,734,605
Real Estate Investment Trusts — 4.0%
Arbor Realty Trust Inc., 7.50%, 08/01/25	3,401	3,403,819
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	3,047	2,954,853
COPT Defense Properties LP, 5.25%, 09/15/28(a)	3,838	4,343,966
Digital Realty Trust LP, 1.88%, 11/15/29(a)	11,450	11,624,016
Federal Realty OP LP, 3.25%, 01/15/29(a)	5,275	5,399,198
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 08/15/28(a)	4,325	5,161,638
Pebblebrook Hotel Trust, 1.75%, 12/15/26	7,360	6,871,022
PennyMac Corp., 5.50%, 03/15/26	3,935	3,853,066
Rexford Industrial Realty LP
4.13%, 03/15/29(a)	6,350	6,229,680
4.38%, 03/15/27(a)	5,825	5,805,379
Starwood Property Trust Inc., 6.75%, 07/15/27	4,200	4,400,011
Summit Hotel Properties Inc., 1.50%, 02/15/26	2,520	2,435,263
Two Harbors Investment Corp., 6.25%, 01/15/26	2,525	2,509,383
Uniti Group Inc., 7.50%, 12/01/27(a)	3,125	3,604,733
Ventas Realty LP, 3.75%, 06/01/26	8,950	10,355,136
Welltower OP LLC
2.75%, 05/15/28(a)	10,650	15,510,932
3.13%, 07/15/29(a)	10,675	12,778,075
		107,240,170
Retail — 1.2%
Burlington Stores Inc., 1.25%, 12/15/27	3,075	4,602,883
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	3,375	3,508,495
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26	2,950	2,838,432
Freshpet Inc., 3.00%, 04/01/28	4,150	9,870,921
Guess? Inc., 3.75%, 04/15/28	3,207	2,970,108
Patrick Industries Inc., 1.75%, 12/01/28	2,975	4,607,138
Shake Shack Inc., 0.00% 03/01/28(d)	2,250	2,237,613
		30,635,590
Semiconductors — 3.1%
Impinj Inc., 1.13%, 05/15/27	2,775	3,665,775
MACOM Technology Solutions Holdings Inc., 0.00% 12/15/29(a)(d)	3,000	3,036,221
Microchip Technology Inc., 0.75%, 06/01/30(a)	13,155	12,226,461
MKS Instruments Inc., 1.25%, 06/01/30(a)	14,554	14,814,736
ON Semiconductor Corp.
0.00%, 05/01/27(d)	8,150	9,561,627
0.50%, 03/01/29	15,062	13,530,805
Semtech Corp., 1.63%, 11/01/27	3,075	5,815,665
Synaptics Inc., 0.75%, 12/01/31(a)	4,475	4,841,954
Wolfspeed Inc.
0.25%, 02/15/28	7,250	3,334,807
1.75%, 05/01/26	6,326	5,633,260
1.88%, 12/01/29	16,293	6,364,627
		82,825,938
Software — 15.3%
Akamai Technologies Inc.
0.13%, 05/01/25	11,822	12,844,565
0.38%, 09/01/27	11,876	12,271,776
1.13%, 02/15/29	13,025	13,042,873
Alignment Healthcare Inc., 4.25%, 11/15/29(a)	3,500	4,520,487
Bandwidth Inc., 0.50%, 04/01/28	2,029	1,617,766
Bentley Systems Inc.
0.13%, 01/15/26	7,131	6,976,307
0.38%, 07/01/27	6,325	5,743,475
Security	Par (000)	Value
Software (continued)
BILL Holdings Inc., 0.00% 04/01/30(a)(d)	$14,000	$14,990,289
BlackLine Inc., 1.00%, 06/01/29(a)	6,368	7,172,888
Box Inc., 1.50%, 09/15/29(a)	4,826	4,804,018
Cloudflare Inc., 0.00% 08/15/26(d)	13,375	13,792,069
Confluent Inc., 0.00% 01/15/27(d)	11,375	10,336,933
CSG Systems International Inc., 3.88%, 09/15/28	3,950	4,184,850
Datadog Inc.
0.00%, 12/01/29(a)(d)	8,500	8,376,554
0.13%, 06/15/25	7,799	12,070,405
Dayforce Inc., 0.25%, 03/15/26	5,848	5,639,388
DigitalOcean Holdings Inc., 0.00% 12/01/26(d)	15,175	13,724,208
Dropbox Inc.
0.00%, 03/01/26(d)	6,990	7,115,526
0.00%, 03/01/28(d)	6,770	7,199,668
Evolent Health, Inc., 3.50%, 12/01/29	3,675	3,107,687
Five9 Inc.
0.50%, 06/01/25	4,490	4,423,828
1.00%, 03/15/29(a)	7,997	7,248,991
Guidewire Software Inc., 1.25%, 11/01/29(a)	6,926	7,516,630
HubSpot Inc., 0.38%, 06/01/25	4,264	11,719,485
Jamf Holding Corp., 0.13%, 09/01/26	3,200	2,983,696
LivePerson Inc., 0.00% 12/15/26(d)	2,935	1,026,242
MicroStrategy Inc.
0.00%, 12/01/29(a)(d)	30,250	26,502,258
0.63%, 09/15/28(a)	10,375	20,938,746
0.63%, 03/15/30(a)	8,100	18,923,183
0.88%, 03/15/31(a)	6,225	10,167,904
2.25%, 06/15/32(a)	8,225	15,082,801
Nice Ltd., 0.00% 09/15/25(d)	4,129	3,992,418
Nutanix Inc.
0.25%, 10/01/27	5,950	7,814,209
0.50%, 12/15/29(a)	8,000	8,331,786
PagerDuty Inc., 1.50%, 10/15/28	3,850	3,763,441
Porch Group Inc., 6.75%, 10/01/28(a)	2,950	2,441,774
Progress Software Corp.
1.00%, 04/15/26	3,550	3,942,566
3.50%, 03/01/30(a)	3,971	4,339,640
PROS Holdings Inc., 2.25%, 09/15/27	3,009	2,892,443
RingCentral Inc., 0.00% 03/15/26(d)	5,971	5,586,971
Snowflake Inc.
0.00%, 10/01/27(a)(d)	11,978	15,708,388
0.00%, 10/01/29(a)(d)	11,867	15,752,948
Tyler Technologies Inc., 0.25%, 03/15/26	6,165	7,736,853
Unity Software Inc., 0.00% 11/15/26(d)	12,775	11,703,084
Verint Systems Inc., 0.25%, 04/15/26	2,635	2,491,855
Vertex Inc., 0.75%, 05/01/29(a)	3,525	5,932,756
Workiva Inc., 1.25%, 08/15/28	7,550	7,617,274
		406,113,902
Telecommunications — 1.1%
Applied Digital Corp., 2.75%, 06/01/30(a)	4,950	4,986,547
AST SpaceMobile Inc., 4.25%, 03/01/32(a)	4,500	4,894,564
Infinera Corp., 3.75%, 08/01/28	4,200	4,911,687
InterDigital Inc., 3.50%, 06/01/27	4,550	10,827,065
Viavi Solutions Inc., 1.63%, 03/15/26	2,050	2,259,713
		27,879,576
Transportation — 0.7%
Air Transport Services Group Inc., 3.88%, 08/15/29	4,475	4,449,995
World Kinect Corp., 3.25%, 07/01/28	3,250	3,723,762
ZTO Express Cayman Inc., 1.50%, 09/01/27	10,150	10,083,757
		18,257,514

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.2%
Greenbrier Companies Inc. (The), 2.88%, 04/15/28	$3,273	$4,234,112
Water — 0.4%
American Water Capital Corp., 3.63%, 06/15/26	11,025	10,908,115
Total Long-Term Investments — 98.5% (Cost: $2,545,970,958)		2,609,416,136
	Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	14,180,000	14,180,000
Total Short-Term Securities — 0.6% (Cost: $14,180,000)		14,180,000
Total Investments — 99.1% (Cost: $2,560,150,958)		2,623,596,136
Other Assets Less Liabilities — 0.9%		24,654,887
Net Assets — 100.0%		$2,648,251,023

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Non-income producing security.
(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$2,048,076	$—	$(2,047,674)(b)	$(401)	$(1)	$—	—	$1,400 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,250,000	—	(18,070,000)(b)	—	—	14,180,000	14,180,000	374,250	—
				$(401)	$(1)	$14,180,000		$375,650	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Convertible Bond ETF

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$60,054,656	$2,549,361,480	$—	$2,609,416,136
Short-Term Securities
Money Market Funds	14,180,000	—	—	14,180,000
	$74,234,656	$2,549,361,480	$—	$2,623,596,136